Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash in hand	$ 292	$ 271
Funds in transit	67,149	85,727
Bank balances	243,131	177,507
Term deposits	114,254	245,393
Cash and cash equivalents in the Statement of Financial Position	424,826	508,898
Bank overdrafts used for cash management purposes	(822)	(536)
Cash and cash equivalents in the statement of Cash Flows	$ 424,004	$ 508,362	$ 327,065	$ 284,018